Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Accumulated Deficit	Common Stock	Accumulated Other Comprehensive Income	Redeemable Series A convertible preferred stock	Panacea Acquisition Corp	Panacea Acquisition Corp Additional Paid-in Capital	Panacea Acquisition Corp Accumulated Deficit	Panacea Acquisition Corp Class A Common Stock	Panacea Acquisition Corp Class B Common Stock
Balance at Dec. 31, 2018	$ (744,000)	$ (744,000)	$ 0		$ 0
Balance (in Shares) at Dec. 31, 2018			110,000,000		0
Issuance of Class B common stock to initial stockholders	5,011,000		$ 5,011,000
Issuance of Class B common stock to initial stockholders (in Shares)			276,036,220
Issuance of shares (net of issuance costs)					$ 124,217,000
Issuance of shares (net of issuance costs) (in Shares)					161,624,742
Issuance of shares on conversion of convertible debt					$ 17,647,000
Issuance of shares on conversion of convertible debt (in Shares)					22,877,257
Issuance of shares for purchase of in-process research and development	4,748,000		$ 4,748,000
Issuance of shares for purchase of in-process research and development (in Shares)			13,963,780
Net loss	(33,552,000)	(33,552,000)
Other comprehensive income	421,000			$ 421,000
Balance at Dec. 31, 2019	(24,116,000)	(34,296,000)	$ 9,759,000	421,000	$ 141,864,000
Balance (in Shares) at Dec. 31, 2019			400,000,000		184,501,999
Issuance of shares (net of issuance costs)					$ 135,657,000
Issuance of shares (net of issuance costs) (in Shares)					175,884,898
Shares exchanged in recapitalization	10,000,000		$ 10,000,000		$ (10,000,000)
Shares exchanged in recapitalization (in Shares)			12,963,780		(12,963,780)
Stock-based compensation	2,202,000		$ 2,202,000
Net loss	(41,659,000)	(41,659,000)
Other comprehensive income	1,136,000			1,136,000
Balance at Dec. 31, 2020	(52,437,000)	(75,955,000)	$ 21,961,000	1,557,000	$ 267,521,000	$ 5,000,006	$ 8,053,974	$ (3,054,441)	$ 114	$ 359
Balance (in Shares) at Dec. 31, 2020			412,963,780		347,423,117				1,141,951	3,593,750
Balance at Apr. 23, 2020						0	0	0	$ 0	$ 0
Balance (in Shares) at Apr. 23, 2020									0	0
Issuance of Class B common stock to initial stockholders						25,000	24,641	0	$ 0	$ 359
Issuance of Class B common stock to initial stockholders (in Shares)									0	3,593,750
Sale of 14,375,000 Units, net of underwriting discounts						140,359,937	140,358,499	0	$ 1,438	$ 0
Sale of 14,375,000 Units, net of underwriting discounts (in Shares)									14,375,000	0
Sale of 487,500 Private Placement Units						4,875,000	4,874,952	0	$ 48	$ 0
Sale of 487,500 Private Placement Units (in Shares)									487,500	0
Common stock subject to possible redemption						(137,205,490)	(137,204,118)	0	$ (1,372)	$ 0
Common stock subject to possible redemption (in Shares)									(13,720,549)	0
Net loss						(3,054,441)	0	(3,054,441)	$ 0	$ 0
Balance at Dec. 31, 2020	$ (52,437,000)	$ (75,955,000)	$ 21,961,000	$ 1,557,000	$ 267,521,000	$ 5,000,006	$ 8,053,974	$ (3,054,441)	$ 114	$ 359
Balance (in Shares) at Dec. 31, 2020			412,963,780		347,423,117				1,141,951	3,593,750